Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

14            Intangible assets

.	December 31, 2021	December 31, 2020
Network software	2,399	1,096
Internally developed software (i)	3,911	2,385
Software in progress	391	115
Customer relationship (ii)	84,195	-
Non-compete agreement (ii)	13,897	-
Brands (ii)	14,541	-
Subtotal	119,334	3,596
Goodwill (iii)	619,469	14,570
Total	738,803	18,166

(i)	Refers to internal expenses with software development to be sold by the Group and also for internal use.
(ii)	Refers to customer relationship, non-compete agreement and brads arising from acquisition of Dextra Technologies S.A., on August 10, 2021 (note 9.c).
(iii)	Refers to goodwill arising from: a) acquisition of Dextra Technologies S.A., on August 10, 2021, in the amount of R$595,721 (note 9.d); b) acquisition of Comrade Inc. in 2017, in the amount of R$19,644 (R$10,969 as of December 31, 2020), which was merged in 2018, into the subsidiary CI&T Inc; c) acquisition of CI&T IN Software Ltda., which was merged into the Company in 2014 in the amount of R$2,871; and d) acquisition of CI&T Japan Inc. in 2015 in the amount of R$1,233 (R$730 as of December 31, 2020).

The change in the balances of intangible assets as follows:

	Network software	Internally developed software	Software in progress	Customer relationship	Non-compete agreement	Brands	Goodwill	Total
Cost:
Balance as of January 1, 2020	9,229	11,444	445	-	-	-	14,570	35,688
Exchange rate changes	331	-	-	-	-	-	-	331
Additions	188	646	931	-	-	-	-	1,765
Disposals	(16)	-	-	-	-	-	-	(16)
Transfers	-	1,261	(1,261)	-	-	-	-	-
Balance as of December 31, 2020	9,732	13,351	115	-	-	-	14,570	37,768
Additions due to business combination (note 9)	191	22,613	-	88,961	16,257	20,501	595,721	744,244
Exchange rate changes	38	-	-	-	-	-	9,178	9,216
Additions	1,999	1,428	738	-	-	-	-	4,165
Impairment loss (a)	-	(20,723)	-	-	(2,795)	-	-	(23,518)
Write-off	(18)	-	(550)	-	-	-	-	(568)
Transfers	-	(88)	88	-	-	-	-	-
Balance as of December 31, 2021	11,942	16,581	391	88,961	13,462	20,501	619,469	771,307
Amortization:
Balance as of January 1, 2019	(6,786)	(7,583)	-	-	-	-	-	(14,369)
Effect of movements in exchange rates	(165)	-	-	-	-	-	-	(165)
Investment spin-off	37	-	-	-	-	-	-	37
Amortization	(874)	(1,903)	-	-	-	-	-	(2,777)
Disposals	131	-	-	-	-	-	-	131
Balance as of December 31, 2019	(7,657)	(9,486)	-	-	-	-	-	(17,143)
Exchange rate changes	(298)	-	-	-	-	-	-	(298)
Additions	(697)	(1,480)	-	-	-	-	-	(2,177)
Disposals	16	-	-	-	-	-	-	16
Balance as of December 31, 2020	(8,636)	(10,966)	-	-	-	-	-	(19,602)
Exchange rate changes	(32)	-	-	-	-	-	-	(32)
Additions	(893)	(1,708)	-	(4,766)	(1,189)	(5,960)	-	(14,516)
Impairment loss (a)	-	-	-	-	1,624	-	-	1,624
Write-off	18	4	-	-		-	-	22
Balance as of December 31, 2021	(9,543)	(12,670)	-	(4,766)	435	(5,960)	-	(32,504)
Balance at:
December 31, 2020	1,096	2,385	115	-	-	-	14,570	18,166
December 31, 2021	2,399	3,911	391	84,195	13,897	14,541	619,469	738,803
(a)	After the consummation of the Dextra Group acquisition, the Company decided to discontinue the investment in the intangible assets, acquired in the business combination and initially recognized as internally developed software, in the amount of R$20,723, due to growth strategies in the digital transformation market, with the purpose more directed to the development of customized and on demand software for customers. The residual amount with respect to a non-compete agreement, in the amount of R$1,171, was also recognized as impairment. The total amount of impairment loss of intangible assets was recognized in the caption “Other income (expenses), net” (note 24.1), in the amount of R$21,895, as of December 31, 2021.

Impairment test – Goodwill

The recoverable amount of the CGU was based on the value in use, determined through the discounted future cash flows to be generated by the continuous use of the CGU.

The discounted cash flow methodology was used to determine the value in use of the CGU, calculated based on the capitalization of free cash flows discounted at a weighted-average cost of capital (WACC) that corresponds to the discount rate, considering the weighted average cost of the different financing forms present in the company’s capital structure.

The values attributed to the main assumptions, as detailed below, represent the assessment of future management trends in relevant sectors and were based on historical data from internal and external sources.

.	December 31, 2021	December 31, 2020
Discount rate - before tax	19.06%	12.54%
Discount rate - after tax	12.94%	12.38%
Budgeted EBITDA growth rate (average for the next five years)	22%	20%
Terminal value growth rate	3.5%	3.5%

The financial projections of the business unit in Brazil were prepared in Brazilian reais, in nominal values for the next five years.

The discount rate was estimated after tax based on the historical weighted average cost of capital rate at which the CGU operates.

Cash flow projections were prepared for five years and a growth rate in perpetuity after this period was considered. The rate of growth in perpetuity was determined as the lower value between the inflation of the countries where the Company operates and the estimated annual compound rate of long-term growth of EBITDA, which Management believes to be consistent with the market.

The key estimates used were as follows:

•	Revenue growths are projected considering the average growth levels experienced over the past years and the growth for the next five years between 28% and 43%, considered effective tax rates on the base date of assessment.
•	The scenario with the extinction of the Brazilian payroll tax exemption benefits directly impacted personnel costs, reducing gross margin.
•	The variation in EBITDA follows revenues, costs, and expenses. The EBITDA margin of Net revenue was maintained at 22% over the projected period.

Management’s impairment test for 2021 and 2020 indicated that value in use is substantially higher than the carrying amount of the goodwill. Management therefore believes that no reasonably possible change in any of the above key assumptions would cause the carrying amount of goodwill to materially exceed its recoverable amount.

The Company did not recognize any impairment loss for the years ended December 31, 2021, 2020 and 2019.